RESTRICTED SHARE UNITS - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Weighted average grant date fair value
Outstanding at January 1 (in dollars per share) | $ / shares	$ 28.1399	$ 26.0613	$ 18.3704
Granted during the year (in dollars per share) | $ / shares	18.6132	28.3264	29.6040
Vested during the year (in dollars per share) | $ / shares	27.0181	23.3709	17.7836
Forfeited during the year (in dollars per share) | $ / shares	24.6994	26.4399	21.5612
Outstanding at December 31 (in dollars per share) | $ / shares	$ 22.3652	$ 28.1399	$ 26.0613
Number of RSU
Outstanding at January 1 (in shares) | shares	4,779	4,949	3,386
Granted during the year (in shares) | shares	4,521	2,243	3,429
Vested during the year (in shares) | shares	(1,812)	(1,879)	(1,455)
Forfeited during the year (in shares) | shares	(944)	(534)	(411)
Outstanding at December 31 (in shares) | shares	6,544	4,779	4,949